Taxes on Income (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Statutory income rate percentage	21.00%	21.00%
Carryforward losses tax	$ 1,500